Label	Element	Value
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July | iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: 0.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.60%
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July | iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: 92.12 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July | iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: 114.64 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.70%)
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July | iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: 83.83 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.90%)